                               UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          WASHINGTON, D.C. 20549

                                FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                           INVESTMENT COMPANIES

              Investment Company Act file number:  811-09941

                             AMBASSADOR FUNDS

              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      500 Griswold Street, Suite 2800

                           Detroit, MI   48226

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

                             Brian T. Jeffries

                    Ambassador Capital Management L.L.C.

                      500 Griswold Street, Suite 2800

                             Detroit, MI 48226

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  January 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17

CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-

CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form

N-CSR unless the Form displays current valid Office of Management and

Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

3507.

Item 1.   Semi-Annual Reports to Shareholders

The following is a copy of the reports transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Semi-Annual Report January 31, 2008

Ambassador Money Market Fund

Investment products:
•Are not deposits of, or guaranteed by, Ambassador
 Capital Management, L.L.C., or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Semi-Annual Report - January 31, 2008

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	9
Financial Highlights	11
Notes to Financial Statements	12
Other Information	15
Trustees & Officers	16

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), has assigned a Principal Stability Fund Rating of "AAAm" to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

Ambassador Funds
Money Market Fund		Performance Highlights
January 31, 2008

Current 7-Day Yield: 3.88%		Average Days to Maturity: 36

PERFORMANCE	Average Annual Total Return
Inception
Ambassador	1 Year	3 Year	5 Year	since 8/1/2000
	5.08%	4.38%	3.02%	3.02%

Total Annual Operating Expenses - Gross* 0.32% *Source Prospectus Dated October 31, 2007

$12,500

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000	$ 1,023.94	$ 1.56
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.68	$ 1.57

* Expenses are equal to the Fund's annualized expense ratio of 0.31%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

Commercial Paper – 90.1%*
Security Description	Principal Amount	Value ($)
Agricultural Operations – 4.4%
Archer Daniels Midland (b), 4.25%, 03/05/08	5,000,000	4,980,521
Archer Daniels Midland (b), 4.25%, 02/19/08	5,000,000	4,989,375
Archer Daniels Midland (b), 4.23%, 03/11/08	4,500,000	4,479,379
Cargill Asia Pacific (b), 3.20%, 02/27/08	2,418,000	2,412,412
Cargill Asia Pacific (b), 3.05%, 02/28/08	5,740,000	5,726,870
		22,588,557

Banking-U.S. - 14.1%
Falcon Asset Securitization Corp. (b), 3.22%, 04/25/08	2,500,000	2,481,217
Falcon Asset Securitization Corp. (b), 3.60%, 02/04/08	5,000,000	4,998,500
Falcon Asset Securitization Corp. (b), 4.10%, 02/07/08	7,000,000	6,995,217
Fountain Square Commercial Funding Corp. (b), 3.92%, 04/22/08	4,000,000	3,964,720
Fountain Square Commercial Funding Corp. (b), 3.40%, 04/29/08	5,000,000	4,958,444
Fountain Square Commercial Funding Corp. (b), 3.45%, 03/28/08	5,000,000	4,973,167
Market Street Funding (b), 3.35%, 02/01/08	15,000,000	15,000,000
Natexis Banq US Finance Co., LLC 3.735%, 03/19/08	10,000,000	9,951,238
Natexis Banq US Finance Co., LLC 3.12%, 04/25/08	4,000,000	3,970,880
Yorktown Capital LLC (b), 3.35%, 02/25/08	5,000,000	4,988,833
Yorktown Capital LLC (b), 4.65%, 02/04/08	2,640,000	2,638,977
Yorktown Capital LLC (b), 4.70%, 02/05/08	6,751,000	6,748,027
		71,669,220

Banking-Foreign-Australian - 1.6%
ANZ National Int'l Ltd (b), 4.85%, 03/18/08	8,000,000	7,950,422

Banking-Foreign-Belgium - 1.6%
Fortis Funding LLC (b), 4.30%, 02/08/08	8,000,000	7,993,311

Banking-Foreign-Canadian - 5.6%
Liberty Street Funding LLC (b), 3.58%, 02/04/08	6,500,000	6,498,061
Liberty Street Funding LLC (b), 3.18%, 02/01/08	7,000,000	7,000,000
Old Line Funding Corp. (b), 4.50%, 02/04/08	3,000,000	2,998,875
Old Line Funding Corp. (b), 4.10%, 02/11/08	8,000,000	7,990,889
Old Line Funding Corp. (b), 3.12%, 02/20/08	1,000,000	998,353
Old Line Funding Corp. (b), 3.95%, 03/07/08	3,000,000	2,988,479
		28,474,657

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

Commercial Paper – 90.1%* (Continued)
Security Description	Principal Amount	Value ($)

Banking-Foreign-Denmark - 3.0%
Danske Corp. 3.04%, 03/03/08	4,000,000	3,989,529
Danske Corp. 4.68%, 02/01/08	11,000,000	11,000,000
		14,989,529

Banking-Foreign-French - 2.8%
Asset One Securitization (b), 4.50%, 02/01/08	14,000,000	14,000,000

Banking-Foreign-German - 2.9%
Hannover Funding Corp. (b), 3.85%, 02/01/08	15,000,000	15,000,000

Banking-Foreign-Netherlands - 5.6%
Neptune Funding Corp. (b), 3.80%, 02/05/08	5,000,000	4,997,889
Neptune Funding Corp. (b), 3.75%, 02/19/08	5,000,000	4,990,625
Neptune Funding Corp. (b), 3.65%, 02/29/08	5,000,000	4,985,806
Windmill Funding Corp. (b), 3.95%, 03/14/08	5,000,000	4,976,958
Windmill Funding Corp. (b), 4.47%, 03/03/08	4,505,000	4,487,659
Windmill Funding Corp. (b), 4.40%, 03/06/08	4,000,000	3,983,378
		28,422,315

Banking-Foreign-UK - 2.9%
Thames Asset Global Securities (b), 4.45%, 03/07/08	3,000,000	2,987,021
Thames Asset Global Securities (b), 4.10%, 02/19/08	5,480,000	5,469,315
Thames Asset Global Securities (b), 4.25%, 02/05/08	3,500,000	3,498,347
Thames Asset Global Securities (b), 5.50%, 02/26/08	3,000,000	2,988,541
		14,943,224

Conglomerate - 3.0%
UBS Finance Delaware LLC 4.94%, 02/19/08	3,000,000	2,992,590
UBS Finance Delaware LLC 4.30%, 04/04/08	7,185,000	7,130,933
UBS Finance Delaware LLC 3.815%, 10/03/08	3,500,000	3,409,129
Yum! Capital LLC (b), 3.85%, 02/08/08	1,750,000	1,748,690
		15,281,342

Construction Machinery - 2.8%
Dealers Capital Access 3.70%, 02/01/08	6,500,000	6,500,000
Dealers Capital Access 3.35%, 04/11/08	3,000,000	2,980,458
Dealers Capital Access 5.30%, 06/04/08	5,000,000	4,908,722
		14,389,180
Electrical - 1.0%
Florida Power & Light (b), 4.25%, 02/15/08	5,223,000	5,214,367

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

Commercial Paper – 90.1%* (Continued)
Security Description	Principal Amount	Value ($)

Finance - 18.4%
Apreco LLC (b), 4.30%, 03/06/08	5,000,000	4,979,694
Apreco LLC (b), 3.40%, 02/29/08	3,420,000	3,410,956
CBA Finance - Delaware 3.80%, 04/15/08	1,000,000	992,189
CBA Finance - Delaware 3.16%, 03/14/08	1,700,000	1,693,733
CBA Finance - Delaware 3.80%, 03/11/08	2,400,000	2,390,120
CBA Finance - Delaware 3.85%, 03/06/08	7,350,000	7,323,274
CBA Finance - Delaware 3.05%, 02/11/08	2,200,000	2,198,136
Chesham Finance, LLC (b), 5.12%, 02/13/08	7,000,000	6,988,054
Chesham Finance, LLC (b), 5.15%, 05/30/08	5,000,000	4,914,882
Dexia Delaware LLC 4.88%, 03/19/08	3,000,000	2,980,887
Dexia Delaware LLC 3.83%, 03/07/08	8,103,000	8,072,828
General Electric Capital Corp. (b), 3.02%, 02/25/08	2,600,000	2,594,765
General Electric Capital Corp. (b), 2.99%, 03/28/08	5,500,000	5,474,419
General Electric Capital Corp. (b), 4.12%, 05/07/08	1,232,000	1,218,465
General Electric Capital Corp. (b), 4.62%, 02/29/08	5,000,000	4,982,034
ING Funding LLC. 3.05%, 04/29/08	4,500,000	4,466,450
ING Funding LLC. 3.20%, 02/06/08	5,150,000	5,147,711
ING Funding LLC. 4.20%, 07/07/08	5,000,000	4,908,417
Int'l Lease Finance Corp. 3.01%, 03/19/08	2,500,000	2,490,176
Int'l Lease Finance Corp. 3.86%, 02/28/08	7,348,000	7,328,154
Int'l Lease Finance Corp. 3.93%, 02/11/08	4,000,000	3,995,633
National City Credit 4.95%, 02/04/08	5,000,000	4,997,937
		93,548,914
Finance-Auto - 2.9%
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 4.90%, 02/07/08	4,000,000	3,996,733
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 4.55%, 04/01/08	3,750,000	3,721,563
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 3.15%, 04/02/08	2,750,000	2,735,322
Daimlerchrysler Revolving Auto Conduit LLC, Series I, 3.85%, 04/18/08	4,500 000	4,462,944
		14,916,562
Finance-Leasing Co. - 1.0%
FPL Fuels, Inc. 4.17%, 02/28/08	5,000,000	4,984,363

Finance-Other Services - 1.3%
Govco LLC (b), 4.25%, 03/31/08	3,500,000	3,475,621
Govco LLC (b), 4.85%, 03/25/08	3,000,000	2,978,579
		6,454,200

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

Commercial Paper – 90.1%* (Continued)

Security Description	Principal Amount	Value ($)

Food and Kindred Products - 2.9%
Nestle Capital Corp. 4.17%, 03/10/08	5,000,000	4,977,992
Nestle Finance France SA 2.90%, 04/17/08	5,000,000	4,969,389
Nestle Finance France SA 2.90%, 04/16/08	5,000,000	4,969,792
		14,917,173

Insurance - 3.4%
AIG Funding, Inc. 3.03%, 03/31/08	2,400,000	2,388,082
Co-Operative Assoc. of Tractor Dealers-B 4.82%, 02/04/08	5,000,000	4,997,991
Co-Operative Assoc. of Tractor Dealers-B 3.75%, 02/05/08	6,500,000	6,497,292
Co-Operative Assoc. of Tractor Dealers-B 4.72%, 02/29/08	254,000	253,075
Co-Operative Assoc. of Tractor Dealers-B 4.60%, 06/30/08	3,000,000	2,942,500
		17,078,940

Pharmaceuticals - 6.0%
Astrazeneca PLC 4.63%, 03/04/08	7,000,000	6,971,191
Astrazeneca PLC 4.73%, 02/26/08	5,000,000	4,983,576
Astrazeneca PLC 4.85%, 02/20/08	3,000,000	2,992,321
Astrazeneca PLC 4.70%, 02/14/08	2,500,000	2,495,757
Pfizer, Inc. 2.92%, 03/04/08	12,900,000	12,866,517
		30,309,362

Retail - 2.9%
7-Eleven, Inc. 3.03%, 02/26/08	5,625,000	5,613,164
7-Eleven, Inc. 3.20%, 02/13/08	9,000,000	8,990,400
		14,603,564

TOTAL COMMERCIAL PAPER		457,729,202

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

U.S. Government Agency Obligations - 9.3%

Security Description	Principal Amount	Value ($)

Federal Home Loan Bank - 3.1%
4.25%, 02/01/08	5,000,000	5,000,000
4.260%, 02/26/08	2,895,000	2,886,435
4.15%, 03/07/08	5,000,000	4,979,827
4.30%, 02/27/08	2,797,000	2,791,283
		15,657,545

Federal Home Loan Mortgage Corp. - 2.1%
4.19%, 03/03/08	3,000,000	2,989,176
4.08%, 06/09/08	2,908,000	2,865,485
4.115%, 03/31/08	5,000,000	4,966,280
		10,820,941

Federal National Mortgage Assoc. - 4.1%
4.28%, 02/22/08	5,000,000	4,987,517
2.85%, 04/21/08	3,500,000	3,477,833
4.02%, 02/15/08	6,681,000	6,670,555
3.15%, 08/29/08	2,912,000	2,858,492
3.961%, 07/03/08	1,066,000	1,048,055
3.92%, 04/09/08	1,659,000	1,646,716
		20,689,168

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,167,654

Certificates of Deposit - 1.0% (c)

Security Description	Principal Amount	Value ($)

Comerica Bank 5.00%, 04/16/08	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT		5,000,000

TOTAL INVESTMENTS - 100.4% (Cost $509,896,856)(a)		509,896,856
Other Net Assets Less Liabilities - (0.4%)		(1,758,663)

Net Assets - 100%		$508,138,193

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2008

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Illiquid non-negotiable securities.
* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund
(Unaudited)
Statement of Assets and Liabilities		Statement of Operations
January 31, 2008		For the six months ended January 31, 2008

Assets:		Investment Income:
Investments, at value (cost $509,896,856)	$ 509,896,856	Interest	$ 11,969,332
Cash	553
Interest receivable	72,916	Expenses:
Prepaid expenses	30,601	Advisory	459,435
Total Assets	$ 510,000,926	Administration	91,744
		Accounting	27,927
		Audit/Tax	11,592
Liabilities:		Compliance	7,728
Distribution Payable	1,703,789	Custody	44,778
Accrued expenses and other liabilities:		Legal	10,781
Advisory	81,812	Transfer Agent	25,380
Other	77,132	Trustee	14,560
Total Liabilities	1,862,733	Other	17,600
		Total Expenses	711,525

Net Assets	$ 508,138,193	Net Investment Income	11,257,807

Composition of Net Assets:		Net Realized Gain (Loss) from Investments:
Capital	508,136,617
Accumulated net realized gain (loss) from investment transactions	1,576	Net realized gain (loss) from investment transactions	2,790
Net Assets	$ 508,138,193
		Increase in net assets from operations	$11,260,597

Institutional Shares:
Net Assets	$508,138,193
Shares Outstanding	508,136,617
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended July 31, 2007	Year Ended July 31, 2007
Investment Activities: Operations:	(unaudited)

Net investment income	$11,257,807	$19,125,255
Net realized gains/ (losses) from investment transactions	2,790	(282)
Increase in net assets from operations	11,260,597	19,124,973

Distributions:
Net investment income
Institutional Shares	(11,257,807)	(19,125,255)
Decrease in net assets from shareholder distributions	(11,257,807)	(19,125,255)

Capital Share Transactions:
Increase/(Decrease) in net assets from capital transactions	152,008,281	122,974,038
Increase/(Decrease) in net assets from investment activities	152,011,071	122,973,756

Net Assets:
Beginning of year	356,127,122	233,153,366
End of year	$508,138,193	$356,127,122

Share Transactions:* Institutional Shares:
Issued	$507,932,153	$565,773,446
Reinvested	10,878,610	18,379,013
Redeemed	(366,802,482)	(461,178,421)

Increase/(Decrease) in Institutional shares	152,008,281	122,974,038

Investor Shares:**
Issued	--	--
Redeemed	--	--
Increase/(Decrease) in investor shares	0	0
Increase/(Decrease) in shares	$152,008,281	$122,974,038

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at January 31, 2008 and July 31, 2007.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended January 31, 2008 (Unaudited)	For the year ended
		July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.025	0.051	0.040	0.022	0.008	0.010
Net realized gains (losses) on investments	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)
Total from investment activities	0.025	0.051	0.040	0.022	0.008	0.010

Distributions:
Net investment income	(0.025)	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)
Total distributions	(0.025)	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.49%	5.17%	4.16%	2.11%	0.78%	1.03%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$508,138	$356,127	$233,153	$310,381	$243,751	$382,524
Ratio of expenses to average net assets	0.31%	0.32%	0.34%	0.33%	0.34%	0.41%
Ratio of net investment income to average net assets	4.87%	5.05%	4.02%	2.20%	0.78%	1.00%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
January 31, 2008

1.

Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of January 31, 2008, Investor Shares have not commenced operations.  Capital share transactions related to the Investor Shares represents seed money only.

2.

Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2008

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or   accretion of discounts.

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. It is management’s belief that the adoption of FIN 48 will not result in any material impact to the Fund’s financial statements.

3.

Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund.  Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria DeNicolo of FSG.  According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2008

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $1,250.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4.

Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2007 were as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$18,494,664	—	$18,494,664	—	$18,494,664

As of July 31, 2007 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses**	Total Accumulated Deficit
$1,493,978	—	$1,493,978	$1,493,978	($1,214)	($1,214)

At July 31, 2997, the loss carry forwards amount to:

Year of Expiration		2013	2014	2015	Total
Amount		$11	$211	$58	$957

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2007, the Fund had  $957 in net capital loss carryforwards, which are available to offset future realized gains.  In addition, the Fund has $257 of post - October loss deferrals. The fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007.

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid Aug. 2007 to Jan. 2008
DISINTERESTED TRUSTEES:
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggery Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006.	AMM - $0 MIT - $0

Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2006	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	AMM - $5,500 MIT - $0

Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2006	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	AMM - $3,500 MIT - $500

Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Chairman since 2006	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	AMM - $5,500 MIT - $500

INTERESTED TRUSTEES: (3)
Brian T. Jeffries* (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 President since 2006	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None	AMM - $0 MIT - $0

Gregory A. Prost* (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Vice President since 2006	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None	AMM - $0 MIT - $0
Ambassador Money Market Fund (“AMM”) Michigan Investment Trust, Government Money Market Series (“MIT”)

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Fund(1)	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:
Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2006	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Chief Compliance Officer	Indefinite term; since 2006	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Treasurer and CFO	Indefinite term; since 2006	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Assistant Secretary	Indefinite term; since 2006	Portfolio Manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold Avenue Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2006	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)		Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2)

Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)

Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., one of the subadvisers to the Fund.

Semi-Annual Report

January 31, 2008

Investment Adviser

Ambassador Capital Management LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

Semi-Annual Report January 31, 2008

Michigan Investment Trust, Government Money Market Series

Investment products:
•Are not deposits of, or guaranteed by, SBA Investment
 Advisers, or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Michigan Investment Trust, Government Money Market Series

Table of Contents

Semi-Annual Report - January 31, 2008

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	5
Financial Highlights	7
Notes to Financial Statements	8
Other Information	11
Trustees & Officers	12

An investment in the Michigan Investment Trust, Government Money Market Series is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds	Performance Highlights
Michigan Investment Trust, Government Money Market Series
January 31, 2008

Current 7-Day Yield: 3.64%	Average Days to Maturity: 32

PERFORMANCE	Average Annual Total Return
Since Inception 11/01/2007
Michigan Investment Trust	1.01%

Total Estimated Annual Operating Expenses - Gross* 0.34% *Source Prospectus dated October 31, 2007

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Michigan Investment Trust than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

1

Ambassador Funds
Michigan Investment Trust,

Government Money Market Series

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000	N/A	N/A
Hypothetical (5% return per year before expenses)	$ 1,000	N/A	N/A

* Expenses are equal to the Fund's annualized expense ratio of 0.31%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Ambassador Funds
Michigan Investment Trust,	Schedule of Portfolio Investments
Government Money Market Series (Unaudited)	January 31, 2008

U.S. Government Agency Obligations – 45.1%*
Security Description	Principal Amount	Value ($)
Federal Home Loan Bank - 20.5%
4.000%, 10/14/08	500,000	$485,774
4.300%, 02/27/08	1,600,000	1,595,031
4.180%, 03/14/08	690,000	686,635
3.375%, 02/15/08	285,000	284,878
2.750%, 03/14/08	500,000	499,398
4.000%, 03/10/08	300,000	299,871
4.125%, 04/18/08	400,000	399,768
4.875%, 03/05/08	400,000	400,179
5.125%, 06/13/08	200,000	201,574
5.125%, 06/18/08	355,000	357,742
5.250%, 02/13/08	400,000	400,084
5.000%, 07/16/08	350,000	351,085
5.250%, 02/01/08	100,000	100,000
5.428%, 03/20/08	500,000	500,025
3.750%, 08/15/08	315,000	314,012
4.320%, 03/12/08	300,000	298,560
3.000%, 03/28/08	250,000	248,833
4.625%, 12/04/08	250,000	250,000
4.200%, 01/07/09	500,000	500,000
3.100%, 02/15/08	1,489,000	1,487,205
3.140%, 02/22/08	3,370,000	3,362,899
3.700%, 03/03/08	771,000	768,544
		13,792,097
Federal Home Loan Mortgage Corp. - 12.0%
2.750%, 03/15/08	250,000	249,470
3.875%, 06/15/08	180,000	179,626
4.250%, 06/23/08	175,000	174,839
5.000%, 02/08/08	100,000	100,006
4.260%, 03/20/08	300,000	298,296
5.750%, 04/15/08	538,000	539,752
5.125%, 10/15/08	215,000	217,469
3.625%, 09/15/08	200,000	199,103
4.625%, 02/21/08	400,000	400,278
5.125%, 04/18/08	220,000	220,248
2.850%, 04/25/08	1,500,000	1,490,025
4.155%, 05/12/08	105,000	103,776
5.750%, 04/15/08	1,755,000	1,765,320
4.180%, 02/11/08	681,000	680,195

3

Ambassador Funds
Michigan Investment Trust,	Schedule of Portfolio Investments
Government Money Market Series (Unaudited)	January 31, 2008

U.S. Government Agency Obligations - 45.1%* (Continued)
Security Description	Principal Amount	Value ($)

2.830%, 02/27/08	1,000,000	997,956
4.070%, 03/12/08	503,000	500,725
		8,117,084
Federal National Mortgage Assoc. - 16.6%
3.875%, 11/17/08	290,000	289,754
3.100%, 07/02/08	1,000,000	1,000,971
4.300%, 05/05/08	400,000	399,822
3.750%, 09/15/08	200,000	199,872
4.875%, 04/10/08	400,000	400,321
4.210%, 03/03/08	1,873,000	1,866,200
4.300%, 02/13/08	437,000	436,374
4.220%, 02/20/08	750,000	748,330
4.112%, 03/26/08	2,375,000	2,360,351
3.000%, 06/18/08	155,000	153,217
4.000%, 07/25/08	500,000	490,278
4.500%, 08/15/08	500,000	504,566
4.320%, 04/09/08	289,000	286,642
5.750%, 02/15/08	355,000	355,131
6.000%, 05/15/08	550,000	552,596
3.820%, 02/28/08	1,165,000	1,161,662
		11,206,087

TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS		33,115,268

Repurchase Agreement - 4.7%* (b)
Bank of America Repo, 2.810%, 02/01/08	3,200,000	3,200,000
Mutual Fund - 46.1%
J.P. Morgan U.S. Gov't Money Market - Agency	31,074,560	31,074,560

TOTAL INVESTMENTS - 99.9% (Cost $67,389,828)(a)		67,389,828
Other Net Assets Less Liabilities - 0.1%		50,842
Net Assets - 100%		$67,440,670

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Illiquid non-negotiable securities.
* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

4

Ambassador Funds
Michigan Investment Trust,
Government Money Market Series (Unaudited)
Statement of Assets and Liabilities		Statement of Operations
January 31, 2008		For the period from inception,
		November 1, 2007, to January 31, 2008
Assets:
Investments, at value (amortized cost $67,389,828)	$ 67,389,828	Investment Income: Interest	$ 605,922
Prepaid Expenses	50,536
Interest receivable	247,826	Expenses:
Total Assets	$ 67,688,190	Advisory	30,494
		Administration	5,516
Liabilities:		Accounting	5,293
Distribution payable	203,138	Audit/Tax	8,242
Accrued expenses and other liabilities:		Compliance	1,260
Advisory	22,636	Custody	2,372
Other	21,746	Legal	2,521
Total Liabilities	247,520	Transfer Agent	10,460
		Trustee	1,017
		Organization expenses	12,603
		Other	756
Net Assets	$ 67,440,670	Total Expenses	80,534

Composition of Net Assets:		Expenses waived	(21,803)
Capital	$ 67,440,670	Expenses reimbursed	(10,000)
		Total Waived/Reimbursed Expenses	(31,803)

Shares:
Net Assets	$ 67,440,670	Expenses Net of Waived/
Shares Outstanding	67,440,670	Reimbursed Expenses	48,731
Net Asset Value, Offering Price, and
Redemption Price per share	$1.00	Net Investment Income	$ 557,191

The accompanying notes are an integral part of these financial statements.

5

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Statement of Changes in Net Assets
For Period From Inception, November 1, 2007, to January 31, 2008 (Unaudited)

Investment Activities: Operations:

Net investment income	$ 557,191
Net realized gain (loss) from investment transactions	0
Change in net assets from operations	557,191

Distributions:
Net investment income	(557,191)
Change in net assets from shareholder distributions	(557,191)

Capital Share Transactions:
Change in net assets from capital transactions	67,440,770
Change in net assets from investment activities	67,440,770

Net Assets:
Beginning of period	0
End of period	$ 67,440,770

Share Transactions:*
Issued	$ 80,595,305
Redeemed	(13,154,635)

Change in shares	$ 67,440,670

* All capital share transactions have been processed at a net asset value of $1.00 per share.
The accompanying notes are an integral part of these financial statements.

6

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

For The Period From Inception, November 1, 2007, to January 31, 2008 (Unaudited)

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000

Investment Activities:
Net investment income	0.010
Net realized gains (losses) on investments	0.000
Total from investment activities	0.010

Distributions:
Net investment income	(0.010)
Total distributions	(0.010)

Net Asset Value, End of Period	$1.000
Total Return	1.01%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$67,441
Ratio of expenses to average net assets:
Net	0.31%
Gross (a)	0.52%
Ratio of net investment income to average net assets	1.01%

(a)

Gross expense ratio reflects fees waived/reimbursed

The accompanying notes are an integral part of these financial statements.

7

Ambassador Funds
Michigan Investment Trust, Government Money Market Series (Unaudited)	Notes to Financial Statements
January 31, 2008

1.  Organization:

The Ambassador Funds (the "Trust") is a Delaware statutory trust, established under a Declaration of Trust dated March 22, 2000.  The Michigan Investment Trust, Government Money Market Series (the "Fund"), is a series of Ambassador Funds and is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended.  The Fund's primary focus is   on safety, liquidity, and return, while complying with applicable Michigan statutes governing the investment of Michigan public funds.  The Fund's shares of beneficial interest ("shares") are comprised of one class only, Institutional Shares.

2.  Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

8

Ambassador Funds
Michigan Investment Trust, Government Money Market Series (Unaudited)	Notes to Financial Statements (Cont’d)
January 31, 2008

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. It is management’s belief that the adoption of FIN 48 will not result in any material impact to the Fund’s financial statements.

3.  Investment Adviser:

GPS Investment Advisors, Inc. d/b/a SBA Investment Advisers (the "Adviser"), is the investment adviser to the Fund.  The Adviser is an independent investment advisory firm dedicated exclusively to the fixed income investment management business.  Under an Investment Advisory Agreement with the Trust, the Adviser provides the Fund with investment supervisory services and certain administrative services.  The Adviser oversees the management of the investment operations of the Fund and the composition of the Fund's investment portfolio, including the purchase, retention and sale of securities in the portfolio, in accordance with the Fund's investment objectives, policies and restrictions.  The Fund pays an annual investment advisory fee to the Adviser equal to 0.21% of the Fund's average daily net assets.  The Investment Advisory Agreement may be terminated without penalty, at any time, by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.

9

Ambassador Funds
Michigan Investment Trust, Government Money Market Series (Unaudited)	Notes to Financial Statements (Cont’d)
January 31, 2008

4.  Subadvisers:

The Investment Advisory Agreement authorizes the Adviser to employ multiple subadvisers for the Fund, which subadvisers furnish the day-to-day portfolio management services for a portion of the Fund's assets.  Even though subadvisers are employed for the Fund, the Adviser will continue to have responsibility for all investment advisory services furnished by the subadvisers.  Each subadviser has entered into a subadvisory agreement ("Subadvisory Agreement") with the Adviser and the Trust, on behalf of the Fund.  Each subad-viser is responsible for providing the Fund with advice concerning the investment management of it’s allocated portion of the Fund's portfolio, that is consistent with the investment objectives and policies of the Fund.  The subadviser determines which securities shall be purchased, sold or held for that portion of the Fund's assets that it has responsibility for managing.  Each subadviser is responsible for bearing its own costs of providing services to the Fund.  Each subadviser's fee is equal to 0.10% of the Fund's average daily net assets managed by the subadviser and is paid by the Adviser out of it’s own resources; the Fund has no obligations to pay the subadvisers.

The subadvisors, and the percentage of the Fund's assets each manages, is presented below as of January 31, 2008:

Ambassador Capital Management, LLC	19.44%
BNY Investment Advisors	0.00%
Fifth Third Asset Management, Inc.	19.29%
Victory Capital Management, Inc.	19.40%

5.  Related Parties:

Investment Subadviser:

Ambassador Capital Management, LLC, (“ACM”) serves as one of the investment subadvisers to the Fund.  Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the ACM, are also trustees of the Fund. Under the terms of the subadvisory agreement between the Fund and the ACM, ACM receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.10%.

Administrator:

Administration Expenses reported on the Statement of Operations were paid to Fund Services Group LLC

(“FSG”), an affiliate of Ambassador Capital Management, LLC, a subadviser, pursuant to an agreement dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by ACM, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreement, the Fund will compensate FSG annually for the following services, which is calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

10

Ambassador Funds
Michigan Investment Trust, Government Money Market Series (Unaudited)	Other Information
January 31, 2008

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities since the period from inception, November 1, 2007 to the period ended January 31, 2008.

11

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid Nov. 2007 to Jan. 2008
DISINTERESTED TRUSTEES:
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggery Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	2	NStar Community Bank since 2006.	AMM - $0 MIT - $0

Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2006	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None	AMM - $5,500 MIT - $0

Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2006	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation since 2001.	AMM - $3,500 MIT - $500

Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Chairman since 2006	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None	AMM - $5,500 MIT - $500

INTERESTED TRUSTEES: (3)
Brian T. Jeffries* (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 President since 2006	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None	AMM - $0 MIT - $0

Gregory A. Prost* (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2006 Vice President since 2006	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	2	None	AMM - $0 MIT - $0
Ambassador Money Market Fund (“AMM”) Michigan Investment Trust, Government Money Market Series (“MIT”)

12

Ambassador Funds
Michigan Investment Trust, Government Money Market Series

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Fund(1)	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:
Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2006	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Chief Compliance Officer	Indefinite term; since 2006	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Treasurer and CFO	Indefinite term; since 2006	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Assistant Secretary	Indefinite term; since 2006	Portfolio Manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold Avenue Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2006	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)		Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2)

Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)

Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., one of the subadvisers to the Fund.

13

Semi-Annual Report

January 31, 2008

Investment Subadvisers

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

BNY Investment Advisers

One Wall Street

New York, NY 10286

Fifth Third Asset Management, Inc.

111 Lyon Street, N.W.

Grand Rapids, MI 49503

Victory Capital Management, Inc.

127 Public Square

Cleveland, OH 44114

Counsel Dykema Gossett PLLC 400 Renaissance Center Detroit, MI 48243 For Additional Information Call: 1-800-992-0444

14

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Ambassador

    Funds’ principal executive officer and principal financial officer,

    regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.

    (2) Not applicable.

    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.

Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and

Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported,

within the time periods specified in the rules and forms adopted by the U.S.

Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over

Financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect,

the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

Exhibit (a)(1)

Code of Ethics - Not applicable

Exhibit (a)(2) Certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT  A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.

By:  /s/  Brian T. Jeffries

     Name:    Brian T. Jeffries

     Title:   Principal Executive Officer

Date:  April 9, 2008

By:  /s/  Lynn H. Waterloo

     Name:    Lynn H. Waterloo

     Title:   Principal Financial Officer

Date:  April 9, 2008